Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2020
FaZe Clan Inc. [Member]
Accounts Payable and Accrued Expenses [Line Items]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

6.      ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of December 31, 2020 and 2019 consisted of the following:

	(in thousands)
	December 31, 2020	December 31, 2019
Accounts payable	$4,314	$5,126
Accrued legal settlements	7,152	1,200
Other accrued expenses	2,728	2,927
Total Accounts Payable and Accrued Expenses	$14,194	$9,253